Derivative Instruments and Hedging Activities - Additional Information (Details) - Foreign currency forward contracts	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($) contract
Derivative [Line Items]
Notional amount | $	$ 0	$ 15,800,000
Number of contracts outstanding | contract	0	0